CONSOLIDATED STATEMENTS OF OPERATIONS $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / $ $ / shares	Dec. 31, 2017 CAD ($) $ / $ $ / shares
Premiums
Gross	$ 20,981	$ 19,838
Less: Ceded	2,339	4,557
Net premiums	18,642	15,281
Net investment income (loss):
Interest and other investment income (Note 5)	5,641	5,413
Fair value and foreign currency changes on assets and liabilities (Note 5)	(3,373)	2,603
Net gains (losses) on available-for-sale assets	121	195
Net investment income (loss)	2,389	8,211
Fee income (Note 17)	5,966	5,842
Total revenue	26,997	29,334
Benefits and expenses
Gross claims and benefits paid (Note 10)	15,986	15,353
Increase (decrease) in insurance contract liabilities (Note 10)	312	5,327
Decrease (increase) in reinsurance assets (Note 10)	97	821
Increase (decrease) in investment contract liabilities (Note 10)	(31)	41
Reinsurance expenses (recoveries) (Note 11)	(2,021)	(4,373)
Commissions	2,339	2,403
Net transfer to (from) segregated funds (Note 22)	(308)	(119)
Operating expenses (Note 18)	6,432	6,410
Premium taxes	375	379
Interest expense	305	303
Total benefits and expenses	23,486	26,545
Income (loss) before income taxes	3,511	2,789
Less: Income tax expense (benefit) (Note 20)	597	302
Total net income (loss)	2,914	2,487
Less: Net income (loss) attributable to participating policyholders (Note 21)	298	245
Shareholders' net income (loss)	2,616	2,242
Less: Preferred shareholders' dividends	94	93
Common shareholders' net income (loss)	$ 2,522	$ 2,149
Average exchange rates during the reporting periods (in USD per share) | $ / $	1.30	1.30
Earnings (loss) per share
Basic earnings (loss) per share (in CAD per share) | $ / shares	$ 4.16	$ 3.51
Diluted earnings (loss) per share (in CAD per share) | $ / shares	4.14	3.49
Dividends per common share (in CAD per share) | $ / shares	$ 1.905	$ 1.745